CAPITAL STRUCTURE - Shares Issued By Company - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Structure [Line Items]
Treasury shares, shares	9,015,012	10,823,770
New Shares Issued [Member]
Capital Structure [Line Items]
Treasury shares, shares	9,015,012	10,823,770
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	2,504,721		940,419
Issuance of shares for restricted shares vested (in shares)	0	0	0
Exercise of share options (in shares)	0	0	0
Ordinary Shares [Member] | New Shares Issued [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	2,504,721	0	940,419
Treasury Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	(2,504,721)		(940,419)
Issuance of shares for restricted shares vested (in shares)	950,320	303,318	136,809
Exercise of share options (in shares)	3,363,159	1,789,929	1,368,747
Treasury Shares [Member] | New Shares Issued [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	2,504,721	0	940,419
Issuance of shares for restricted shares vested (in shares)	950,320	303,318	136,809
Exercise of share options (in shares)	3,363,159	1,789,929	1,368,747